Eaton Vance
Municipal Income 2028 Term Trust
October 31, 2024
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 104.4%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 0.6%
Rickenbacker Port Authority, OH, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	$1,060	$ 1,166,933
		$ 1,166,933
Education — 1.0%
Capital Trust Agency, FL, (Florida Charter Educational Foundation, Inc.), 4.50%, 6/15/28(1)	$430	$ 427,708
Colorado State University, 4.375% to 3/1/29 (Put Date), 3/1/48	1,000	1,045,330
Florida Higher Educational Facilities Financing Authority, (Jacksonville University), 4.50%, 6/1/33(1)	265	266,033
Pinellas County Educational Facilities Authority, FL, (Pinellas Academy of Math and Science), 4.125%, 12/15/28(1)	380	379,738
		$ 2,118,809
Escrowed/Prerefunded — 2.4%
Illinois Finance Authority, (Plymouth Place, Inc.), Prerefunded to 5/15/25, 5.00%, 5/15/30	$2,750	$ 2,773,265
Riverside County Community College District, CA, (Election of 2004):
Prerefunded to 2/1/25, 0.00%, 8/1/29	1,500	1,220,610
Prerefunded to 2/1/25, 0.00%, 8/1/30	1,250	966,687
		$ 4,960,562
General Obligations — 15.1%
Chicago Board of Education, IL:
5.00%, 12/1/26	$3,000	$ 3,061,080
5.00%, 12/1/27	500	515,300
5.00%, 12/1/30	1,250	1,303,950
Clackamas Community College District, OR:
0.00%, 6/15/28	1,830	1,585,805
0.00%, 6/15/29	1,000	829,440
Illinois:
5.00%, 11/1/29	1,500	1,569,360
5.00%, 5/1/33	3,200	3,209,600
5.00%, 5/1/39	1,165	1,168,495
Leander Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/31	5,000	3,708,750
New York, NY, (SPA: State Street Bank & Trust Co.), 4.00%, 12/1/47(2)	300	300,000
Pawtucket, RI, 4.50%, 10/24/25	1,000	1,007,340
Puerto Rico:
5.375%, 7/1/25	341	344,193
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Puerto Rico: (continued)
5.625%, 7/1/27	$2,136	$ 2,223,744
Texas, (Texas Transportation Commission), 4.00%, 10/1/31(3)	10,000	10,006,300
		$ 30,833,357
Hospital — 3.8%
Colorado Health Facilities Authority, (AdventHealth Obligated Group), 5.00% to 11/19/26 (Put Date), 11/15/49	$905	$ 935,752
Harris County Cultural Education Facilities Finance Corp., TX, (Methodist Hospital), 4.05%, 12/1/59(2)	3,000	3,000,000
Illinois Finance Authority, (Presence Health Network), 5.00%, 2/15/29	2,635	2,747,936
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.50%, 12/1/29	985	985,059
		$ 7,668,747
Housing — 6.2%
Atlanta Urban Residential Finance Authority, GA, (Flats at Stone Hogan), 2.92% to 5/1/28 (Put Date), 5/1/29	$1,000	$ 983,520
Connecticut Housing Finance Authority, 1.05%, 5/15/29	2,000	1,738,000
New York City Housing Development Corp., NY:
Sustainable Development Bonds, 3.70% to 12/30/27 (Put Date), 5/1/63	1,500	1,506,345
Sustainable Development Bonds, 4.30% to 11/1/28 (Put Date), 11/1/63	1,000	1,027,620
New York Housing Finance Agency, (FHLMC), 3.57% to 11/1/31 (Put Date), 5/1/42	1,500	1,482,765
Ohio Housing Finance Agency, Social Bonds, (FHLMC), (FNMA), (GNMA), 3.40%, 9/1/28(4)	890	892,670
Rhode Island Housing and Mortgage Finance Corp., Green Bonds, 3.60% to 10/1/27 (Put Date), 10/1/54	1,250	1,245,150
Virginia Housing Development Authority, 4.10%, 10/1/27	2,000	2,000,800
Wisconsin Housing and Economic Development Authority, Housing Revenue, 3.75% to 5/1/28 (Put Date), 11/1/55(4)	1,805	1,804,687
		$ 12,681,557
Industrial Development Revenue — 23.7%
Amelia County Industrial Development Authority, VA, (Waste Management, Inc.), (AMT), 1.45%, 4/1/27	$1,000	$ 939,600
Boone County, KY, (Duke Energy Kentucky, Inc.), 3.70%, 8/1/27	750	749,258
California Pollution Control Financing Authority, (Republic Services, Inc.), (AMT), 3.85%, 11/1/42(1)	1,000	997,160

Eaton Vance
Municipal Income 2028 Term Trust
October 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Industrial Development Revenue (continued)
Chandler Industrial Development Authority, AZ, (Intel Corp.):
(AMT), 4.00% to 6/1/29 (Put Date), 6/1/49	$2,000	$ 2,001,620
(AMT), 5.00% to 9/1/27 (Put Date), 9/1/52	2,250	2,304,967
Iowa Finance Authority, (Gevo NW Iowa RNG LLC Renewable Natural Gas), Green Bonds, (AMT), (LOC: Citibank, N.A.), 3.875% to 4/1/26 (Put Date), 1/1/42	2,000	2,003,640
Iowa Finance Authority, (Iowa Fertilizer Co.), Prerefunded to 12/1/32, 4.00% to 12/1/32 (Put Date), 12/1/50	1,000	1,071,550
Louisiana Offshore Terminal Authority, (Loop LLC), 4.15%, 9/1/27	1,000	1,009,250
Louisiana Public Facilities Authority, (Cleco Power LLC), 4.25%, 12/1/38	2,395	2,358,189
Matagorda County Navigation District No. 1, TX, (AEP Texas Central Co.):
Series 2008-1, 4.00%, 6/1/30	3,130	3,130,876
Series 2008-2, 4.00%, 6/1/30	3,000	3,000,840
Michigan Strategic Fund, (DTE Electric Co. Exempt Facilities), (AMT), 3.875% to 6/3/30 (Put Date), 6/1/53	2,110	2,130,699
Michigan Strategic Fund, (Graphic Packaging International LLC), Green Bonds, (AMT), 4.00% to 10/1/26 (Put Date), 10/1/61	2,500	2,504,500
Montgomery County Industrial Development Authority, PA, (Constellation Energy Generation LLC), 4.10% to 4/3/28 (Put Date), 4/1/53	1,000	1,020,780
National Finance Authority, NH, (Covanta), (AMT), 4.00%, 11/1/27(1)	4,500	4,482,360
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.625%, 11/15/30	1,355	1,361,545
New York State Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 5.125% to 9/3/30 (Put Date), 9/1/50(1)	500	529,955
New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment):
(AMT), 4.00%, 10/1/30	3,000	3,005,820
(AMT), 5.00%, 1/1/31	1,125	1,155,319
Ohio Air Quality Development Authority, (Duke Energy Corp.), 4.00% to 6/1/27 (Put Date), 9/1/30	1,000	1,010,570
Pennsylvania Economic Development Financing Authority, (Republic Services, Inc.), (AMT), 4.15%, 4/1/49	1,000	997,660
Pennsylvania Economic Development Financing Authority, (Waste Management, Inc.), (AMT), 4.25% to 7/1/27 (Put Date), 7/1/41	1,500	1,509,315
Public Finance Authority, WI, (Celanese Corp.), 4.05%, 11/1/30	3,000	2,988,930
Security	Principal Amount (000's omitted)	Value
Industrial Development Revenue (continued)
Vermont Economic Development Authority, (Casella Waste Systems, Inc.):
(AMT), 4.625% to 4/3/28 (Put Date), 4/1/36(1)	$105	$ 107,684
(AMT), 5.00% to 6/1/27 (Put Date), 6/1/52(1)	1,500	1,539,495
West Virginia Economic Development Authority, (Appalachian Power Co.), 3.75% to 6/1/25 (Put Date), 12/1/42	2,000	2,000,260
Whiting, IN, (BP Products North America, Inc.), (AMT), 5.00% to 6/5/26 (Put Date), 12/1/44	2,500	2,547,050
		$ 48,458,892
Insured - Electric Utilities — 3.6%
Puerto Rico Electric Power Authority:
(NPFG), 5.25%, 7/1/29	$500	$ 492,220
(NPFG), 5.25%, 7/1/30	5,000	4,920,250
Springfield, IL, Electric Revenue, (BAM), 5.00%, 3/1/25(4)	2,000	2,006,800
		$ 7,419,270
Insured - General Obligations — 2.6%
Grossmont Union High School District, CA, (Election of 2008), (AGM), 0.00%, 8/1/29	$4,000	$ 3,251,680
Luzerne County, PA, (AGM), 5.00%, 11/15/29	2,000	2,040,700
		$ 5,292,380
Insured - Hospital — 0.9%
Westchester County Local Development Corp., NY, (Westchester Medical Center Obligated Group), (AGM), 5.25%, 11/1/31	$1,750	$ 1,944,617
		$ 1,944,617
Insured - Lease Revenue/Certificates of Participation — 3.9%
New Jersey Transportation Trust Fund Authority, (Transportation System), (AMBAC), 0.00%, 12/15/28	$9,095	$ 7,920,563
		$ 7,920,563
Insured - Transportation — 1.1%
Foothill/Eastern Transportation Corridor Agency, CA, (AGM), 5.625%, 1/15/32	$795	$ 908,105
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AGM), (AMT), 5.00%, 1/1/31	1,340	1,341,514
		$ 2,249,619
Lease Revenue/Certificates of Participation — 1.1%
New Jersey Economic Development Authority, (Portal North Bridge Project), 5.00%, 11/1/32	$675	$ 750,850

Eaton Vance
Municipal Income 2028 Term Trust
October 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation (continued)
Pennsylvania Economic Development Financing Authority, (Pennsylvania Rapid Bridge Replacement), 5.00%, 12/31/29	$1,375	$ 1,405,332
		$ 2,156,182
Other Revenue — 12.1%
Black Belt Energy Gas District, AL:
4.00% to 12/1/26 (Put Date), 10/1/52	$1,250	$ 1,255,638
5.00% to 7/1/31 (Put Date), 5/1/55	1,690	1,805,140
5.50% to 2/1/29 (Put Date), 6/1/49	2,000	2,134,080
Buckeye Tobacco Settlement Financing Authority, OH, 5.00%, 6/1/32	2,000	2,137,880
California Community Choice Financing Authority, Clean Energy Project Revenue:
Green Bonds, 5.00% to 8/1/29 (Put Date), 12/1/53	1,000	1,059,710
Green Bonds, 5.00% to 12/1/32 (Put Date), 1/1/55	2,000	2,149,360
Kalispel Tribe of Indians, WA, Series A, 5.00%, 1/1/32(1)	695	715,885
Main Street Natural Gas, Inc., GA, Gas Supply Revenue:
5.00% to 3/1/30 (Put Date), 7/1/53	2,500	2,650,875
5.00% to 12/1/30 (Put Date), 5/1/54	1,370	1,461,187
5.00% to 9/1/31 (Put Date), 5/1/54	2,000	2,133,820
Northern California Energy Authority, 5.00% to 8/1/30 (Put Date), 12/1/54	1,100	1,167,001
Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, 5.25% to 8/1/31 (Put Date), 10/1/54	3,680	3,980,398
Texas Municipal Gas Acquisition and Supply Corp IV, Gas Supply Revenue, 5.50% to 1/1/30 (Put Date), 1/1/54	2,000	2,154,780
		$ 24,805,754
Senior Living/Life Care — 6.7%
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.), 5.00%, 11/15/28	$1,360	$ 1,377,408
Colorado Health Facilities Authority, (Frasier Meadows Retirement Community), 5.25%, 5/15/28	250	256,193
Franklin County Industrial Development Authority, PA, (Menno-Haven, Inc.):
5.00%, 12/1/27	250	254,775
5.00%, 12/1/28	250	256,198
Harris County Cultural Education Facilities Finance Corp., TX, (Brazos Presbyterian Homes, Inc.), 5.75%, 1/1/28	135	135,227
Lancaster County Hospital Authority, PA, (Brethren Village), 5.00%, 7/1/30	1,025	1,030,258
Lee County Industrial Development Authority, FL, (Shell Point Obligated Group), 4.75%, 11/15/29	1,000	1,002,280
Massachusetts Development Finance Agency, (Linden Ponds, Inc.), 5.00%, 11/15/28(1)	245	255,518
Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Montgomery County Industrial Development Authority, PA, (Whitemarsh Continuing Care Retirement Community), 4.25%, 1/1/28	$1,880	$ 1,850,916
New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 5.00%, 1/1/28	1,145	1,165,850
North Carolina Medical Care Commission, (Galloway Ridge), 5.00%, 1/1/29	560	562,464
Public Finance Authority, WI, (Church Home of Hartford, Inc.), 5.00%, 9/1/25(1)	260	260,993
Rockville, MD, (Ingleside at King Farm), 5.00%, 11/1/29	1,100	1,114,652
St. Louis County Industrial Development Authority, MO, (Friendship Village St. Louis Obligated Group), 5.00%, 9/1/28	635	658,463
Tarrant County Cultural Education Facilities Finance Corp., TX, (MRC Stevenson Oaks), 6.25%, 11/15/31	540	533,644
Tempe Industrial Development Authority, AZ, (Mirabella at ASU), 5.50%, 10/1/27(1)	690	616,701
Vermont Economic Development Authority, (Wake Robin Corp.):
5.00%, 5/1/27	500	508,210
5.00%, 5/1/28	750	763,208
Washington Housing Finance Commission, (Bayview Manor Homes), 5.00%, 7/1/31(1)	1,000	1,002,300
		$ 13,605,258
Special Tax Revenue — 2.9%
Bullhead City, AZ, Excise Taxes Revenue, 1.30%, 7/1/28	$485	$ 444,522
Lakewood Ranch Stewardship District, FL, (Villages of Lakewood Ranch), 4.25%, 5/1/26	395	395,616
Metropolitan Development and Housing Agency, TN, (Fifth + Broadway Development), 4.50%, 6/1/28(1)	495	499,410
Michigan Finance Authority, Detroit Financial Recovery Income Tax Revenue, 4.50%, 10/1/29	895	896,871
New York Housing Finance Agency, Personal Income Tax Revenue, Sustainability Bonds, 3.35% to 6/15/29 (Put Date), 6/15/54	1,000	993,040
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	2,000	2,004,580
Sparks, NV, (Legends at Sparks Marina), 2.75%, 6/15/28(1)	610	594,494
		$ 5,828,533
Student Loan — 2.3%
Massachusetts Educational Financing Authority:
(AMT), 5.00%, 1/1/27	$3,000	$ 3,007,440
(AMT), 5.00%, 7/1/28	1,120	1,177,691

Eaton Vance
Municipal Income 2028 Term Trust
October 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Student Loan (continued)
New Jersey Higher Education Student Assistance Authority, Series 2015-1A, (AMT), 4.00%, 12/1/28	$425	$ 424,724
		$ 4,609,855
Transportation — 13.1%
Bay Area Toll Authority, CA, (San Francisco Bay Area), 3.81%, (SIFMA + 0.30%), 4/1/56(5)	$4,050	$ 4,006,382
Foothill/Eastern Transportation Corridor Agency, CA, 5.90%, 1/15/27	2,000	2,128,000
Grand Parkway Transportation Corp., TX:
4.95%, 10/1/29	800	855,144
5.05%, 10/1/30	1,500	1,615,695
5.20%, 10/1/31	2,000	2,157,420
Houston, TX, (United Airlines, Inc.), (AMT), 5.00%, 7/1/29	1,470	1,470,470
Metropolitan Transportation Authority, NY, 5.00% to 5/15/30 (Put Date), 11/15/45	2,250	2,421,180
New York Transportation Development Corp., (Terminal 4 John F. Kennedy International Airport), (AMT), 5.00%, 12/1/29	2,000	2,118,400
Port Authority of New York and New Jersey, (AMT), 4.00%, 7/15/36(3)	10,000	10,000,500
		$ 26,773,191
Water and Sewer — 1.3%
Clairton Municipal Authority, PA, Sewer Revenue:
5.00%, 12/1/28	$1,515	$ 1,590,644
5.00%, 12/1/29	550	581,515
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), (SPA: Barclays Bank PLC), 4.00%, 6/15/50(2)	400	400,000
		$ 2,572,159
Total Tax-Exempt Municipal Obligations (identified cost $209,173,577)		$213,066,238

Taxable Municipal Obligations — 4.3%
Security	Principal Amount (000's omitted)	Value
General Obligations — 2.3%
Atlantic City, NJ, 7.00%, 3/1/28	$1,770	$ 1,843,880
Chicago, IL:
7.375%, 1/1/33	944	1,017,830
7.781%, 1/1/35	1,675	1,876,653
		$ 4,738,363
Security	Principal Amount (000's omitted)	Value
Insured - Transportation — 2.0%
Alameda Corridor Transportation Authority, CA, (AMBAC), 0.00%, 10/1/31	$5,805	$ 4,113,655
		$ 4,113,655
Total Taxable Municipal Obligations (identified cost $7,995,420)		$ 8,852,018
Total Investments — 108.7% (identified cost $217,168,997)		$221,918,256
Other Assets, Less Liabilities — (8.7)%		$(17,808,362)
Net Assets — 100.0%		$204,109,894
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2024, the aggregate value of these securities is $12,675,434 or 6.2% of the Trust's net assets.
(2)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at October 31, 2024.
(3)	Security represents the municipal bond held by a trust that issues residual interest bonds.
(4)	When-issued security.
(5)	Floating rate security. The stated interest rate represents the rate in effect at October 31, 2024.
At October 31, 2024, the concentration of the Trust’s investments in the various states and territories, determined as a percentage of total investments, is as follows:
Texas	14.8%
New York	12.7%
Others, representing less than 10% individually	72.5%
The Trust invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At October 31, 2024, 13.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.9% to 5.4% of total investments.
Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– AMBAC Financial Group, Inc.

Eaton Vance
Municipal Income 2028 Term Trust
October 31, 2024
Portfolio of Investments (Unaudited) — continued

AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association

LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.
PSF	– Permanent School Fund
SIFMA	– Securities Industry and Financial Markets Association Municipal Swap Index
SPA	– Standby Bond Purchase Agreement

The Trust did not have any open derivative instruments at October 31, 2024.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At October 31, 2024, the hierarchy of inputs used in valuing the Trust's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$213,066,238	$ —	$213,066,238
Taxable Municipal Obligations	—	8,852,018	—	8,852,018
Total Investments	$ —	$221,918,256	$ —	$221,918,256
For information on the Trust's policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust's most recent financial statements included in its semi-annual or annual report to shareholders.